Note 8 - Stockholders' Equity - Summary of Warrants (Details) - $ / shares	Feb. 11, 2021	Dec. 31, 2020	Sep. 29, 2020	Sep. 24, 2020	Jun. 26, 2020
Number of warrants (in shares)		3,600,337
Weighted Average [Member]
Exercise price (in dollars per share)		$ 4.84
Series I Warrants [Member]
Number of warrants (in shares)		62,626
Exercise price (in dollars per share)		$ 5.00
June 2020 Warrants [Member]
Number of warrants (in shares)		120,000
Exercise price (in dollars per share)		$ 5.00	$ 5.00		$ 10.00
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years) (Year)					5 years
Pre-Funded Warrants [Member]
Number of warrants (in shares)		126,042
Exercise price (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Unit, Conversion and Management Warrants [Member]
Number of warrants (in shares)		3,163,669
Exercise price (in dollars per share)		$ 5.00
Representative Warrants [Member]
Number of warrants (in shares)		128,000
Exercise price (in dollars per share)	$ 6.875	$ 5.50		$ 5.50
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years) (Year)				3 years
Outstanding Warrants Excluding Pre-Funded Warrants [Member] | Weighted Average [Member]
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years) (Year)		4 years 8 months 12 days